CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Retained earnings USD ($)	Retained earnings CNY	Non-controlling interest USD ($)	Non-controlling interest CNY
Balance at Dec. 31, 2009		282,369		1		53,973		228,395
Balance (in shares) at Dec. 31, 2009				39,908,389
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		122,225		2		122,225		(2)
Issuance of ordinary shares (in shares)				6,029,523
Issuance of ordinary shares upon initial public offering		293,564		1		293,563
Issuance of ordinary shares upon initial public offering (in shares)				13,000,000
Net income (loss) and comprehensive income (loss)		161,373						161,373
Distribution of assets to shareholders		(123,078)						(123,078)
Balance at Dec. 31, 2010		736,453		4		469,761		266,688
Balance (in shares) at Dec. 31, 2010				58,937,912
Increase (Decrease) in Stockholders' Equity
Acquisition of subsidiaries		29,535								29,535
Net income (loss) and comprehensive income (loss)		67,102						67,917		(815)
Balance at Dec. 31, 2011		833,090		4		469,761		334,605		28,720
Balance (in shares) at Dec. 31, 2011		58,937,912		58,937,912
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)	(2,924)	(18,219)						(5,458)		(12,761)
Balance at Dec. 31, 2012	$ 130,796	814,871	$ 1	4	$ 75,402	469,761	$ 52,832	329,147	$ 2,562	15,959
Balance (in shares) at Dec. 31, 2012	58,937,912		58,937,912